Contract Liabilities	12 Months Ended
Dec. 31, 2023
Contract Liabilities [Abstract]
Contract liabilities

22. Contract liabilities

The balance represented the receipts in advance from customers.

	December 31, 2023	December 31, 2022
	RMB’000	RMB’000
Deferred revenue
Subscriptions and licensing	13,469	13,197
Smart music education	5,183	7,868
Music Festival Events	38	38
Total contract liabilities	18,690	21,103
Current	6,314	20,688
Non-current	12,376	415

	2023	2022	2021
	RMB’000	RMB’000	RMB’000
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	16,245	20,960	20,821

Contract liabilities include deferred revenue relating to the subscription and licensing of music content and music education products and services.